Offerings	Oct. 21, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, nominal value of Euro 2.40 per share ("Class A Shares")
Amount Registered | shares	10,369,681
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Wallbox N.V. (the "Company") initially filed its Registration Statement on Form F-1 (File No. 333-297890) on July 31, 2026 (the "Registration Statement"), registering 14,053,663 ordinary shares. The registration fee for that filing was calculated in accordance with Rules 457(c) and 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), at the then-applicable fee rate of $138.10 per $1,000,000 (0.0001381). The Company is filing Amendment No. 1 to the Registration Statement (the "Amendment") in part to update the number of ordinary shares registered. As amended, the Registration Statement covers an aggregate of 14,045,412 Class A ordinary shares, nominal value of pound 2.40 per share (the "Class A Shares"), a reduction of 8,251 shares from the number initially registered. The securities registered include 10,369,681 Class A Shares issued to certain selling securityholders in connection with private placement offerings that closed on February 21, June 2 and June 17, 2025, and June 30 and July 1, 2026, and up to 3,531,696 Class A Shares issuable upon the exercise of warrants, in each case to be offered and sold by the selling securityholders. At a proposed maximum offering price of $2.67 per share, the maximum aggregate offering prices for these securities are $27,687,048.27 and $9,429,628.32, respectively. The $2.67 per-share price is estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act and is based on the average of the high and low prices of the Company's Class A Shares on the New York Stock Exchange on October 19, 2026. The Registration Statement also covers 144,035 Class A Shares issued pursuant to a settlement agreement. The proposed maximum offering price of $2.89 per share is based on the closing price of the Company's Class A Shares on the New York Stock Exchange on August 26, 2026, as reported by Bloomberg L.P., resulting in a maximum aggregate offering price of $416,261.15. Pursuant to Rule 416 under the Securities Act, the Registration Statement also covers any additional Class A Shares that become issuable by reason of any stock split, stock dividend or similar transaction. Applying a fee rate of $87.00 per $1,000,000 (0.00008700), the registration fees for the private placement shares, warrant shares and settlement shares described above are $2,408.77, $820.38 and $36.21, respectively. The total maximum aggregate offering price is $37,532,937.74, and the total registration fee is $3,265.36. The registration fee previously paid in connection with the initial filing of the Registration Statement ($7,717.41) exceeds the registration fee calculated with respect to the securities registered hereby. Accordingly, no additional registration fee is due in connection with this Amendment.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Shares
Amount Registered | shares	144,035
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Shares underlying warrants
Amount Registered | shares	3,531,696
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1.